Additional financial information - Prepaid Expenses and Other Current Assets (Q3) (Details) - USD ($) $ in Millions	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Prepaid expenses	$ 106	$ 93
Contract assets	69	30	$ 82	$ 24	$ 23
Other	11	20
Total Prepaid expenses and other current assets	$ 186	$ 143		$ 127